Equity Method Investees Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments

For the years ended December 31, 2024 and 2025, equity method investments held by the Group in aggregate have met the significance criteria as defined under Rule 4-08(g) of Regulation S-X. The condensed financial information of the Group’s equity method investments is summarized as a group as follow:

	As of December 31,
	2024	2025
	RMB	RMB
Current assets	614,641	704,214
Non-current assets	54,717	38,022
Current liabilities	439,548	544,055
Non-current liabilities	350,276	445,053

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenue	178,921	257,129	357,196
Gross profit	117,150	192,579	287,582
Loss from operations	(119,918)	(159,675)	(191,575)
Net loss	(110,333)	(143,032)	(172,063)